Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Gross [Abstract]
Environmental and restructuring	$ 1.4	$ 1.3
Net operating loss carry-forwards	15.3	8.1
Other assets and reserves	5.1	5.1
Deferred tax assets	21.8	14.5
Valuation allowance, net	(3.6)	(4.1)
Deferred tax assets, net of valuation allowance	18.2	10.4
Property, plant and equipment, net	(10.2)	(8.9)
Other liabilities	(0.2)	0.0
Deferred tax liabilities	(10.4)	(8.9)
Net deferred tax assets	$ 7.8	$ 1.5